Income and other taxes - Change in deferred income tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net
Net, beginning of period	$ (75,868)	$ (161,206)
Deferred income tax recovery included in net income	5,340	87,301
Deferred income tax recovery (expense) included in other comprehensive income	(42,919)	(2,325)
Other	(1,089)	362
Net, end of period	(114,536)	(75,868)
Deferred tax assets
Deferred tax assets, beginning of period	137,524	111,614
Deferred income tax recovery included in net income	(592)	28,243
Deferred income tax recovery (expense) included in other comprehensive income	(38,763)	(2,333)
Other	0	0
Deferred tax assets, end of period	98,169	137,524
Deferred tax liabilities
Deferred tax liabilities, beginning of period	(213,392)	(272,820)
Deferred income tax recovery included in net income	5,932	59,058
Deferred income tax recovery (expense) included in other comprehensive income	(4,156)	8
Other	(1,089)	362
Deferred tax liabilities, end of period	$ (212,705)	$ (213,392)